PROJECT ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROJECT ASSETS
Project assets - Development cost, including project acquisition and land cost	$ 444,858	$ 558,244
Project assets - EPC and other construction cost	379,635	469,117
Total project assets	824,493	1,027,361
Current portion	385,964	594,107
Non-current portion	438,529	433,254
Impairment loss of project assets	1,674	17,152	$ 369
Interest capitalized - project assets	$ 26,439	$ 17,316	$ 10,197